File No. 333-06307  CIK #897004


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 2


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



      Van Kampen American Capital Equity Opportunity Trust, Series 38
                          (Exact Name of Trust)


                          Van Kampen Funds Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen Funds Inc.                           Chapman and Cutler
Attention:  Don G. Powell                       Attention: Mark J. Kneedy
One Parkview Plaza                              111 West Monroe Street
Oakbrook Terrace, Illinois 60181                Chicago, Illinois 60603
            (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on November 23, 1998 pursuant to paragraph (b) of Rule 485.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 38
Baby Boomer Opportunity Trust, Series 1

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
   NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST
         Baby Boomer Opportunity Trust, Series 1 (the "Trust") is a unit investment of Van Kampen American Capital Equity Opportunity Trust, Series 38. The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of actively traded equity securities primarily issued by companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964, commonly referred to as the "Baby Boomers." Unless terminated earlier, the Trust will terminate on August 6, 2001 ("Mandatory Termination Date") and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.
                              PUBLIC OFFERING PRICE
         The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, plus the applicable sales charge as described herein divided by the number of Units outstanding.
See "Summary of Essential Financial Information" in this Part One.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Date of this Prospectus is November 23, 1998

                                   Van Kampen

         VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 38
                     Baby Boomer Opportunity Trust, Series 1
                   Summary of Essential Financial Information
                             As of September 4, 1998
              Sponsor:     Van Kampen Funds Inc.
           Supervisor:     Van Kampen Investment Advisory Corp.
                           (An Affiliate of the Sponsor)
            Evaluator:     American Portfolio Evaluation Services
                           (A division of an affiliate of the Sponsor)
              Trustee:     The Bank of New York

                                                                                                         Baby Boomer
                                                                                                         Opportunity
                                                                                                            Trust
                                                                                                      -----------------
General Information
Number of Units                                                                                       $   2,150,211.093
Fractional Undivided Interest in Trust per Unit                                                         1/2,150,211.093
Public Offering Price:
      Aggregate Value of Securities in Portfolio(1)                                                   $      28,843,722
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $           13.41
      Sales charge 3.5% (3.627% of Aggregate Value of Securities excluding
      principal cash) per Unit (3)                                                                    $             .48
      Public Offering Price per Unit (2)(3)                                                           $           13.89
Redemption Price per Unit                                                                             $           13.41
Secondary Market Repurchase Price per Unit                                                            $           13.41
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $             .48
Supervisor's Annual Fee                             Maximum of $.0025 per Unit
Evaluator's Annual Fee                              Maximum of $.0025 per Unit
Evaluation Time                                     Close of the New York
                                                    Stock Exchange
Initial Date of Deposit                             August 5, 1996
Mandatory Termination Date                          August 6, 2001
Minimum                                             Termination Value The Trust
                                                    may be terminated if the
                                                    net asset value of such
                                                    Trust is less than $500,000
                                                    unless the net asset value
                                                    of such Trust deposits has
                                                    exceeded $15,000,000, then
                                                    the Trust Agreement may be
                                                    terminated if the net asset
                                                    value of such Trust is less
                                                    than $3,000,000.
Estimated Annual Dividends per Unit                 $.10226
Trustee's Annual fee                                $.008 per Unit
Estimated Annual Organizational Expenses (4)        $.0056 per Unit
Income Distribution Record Date                     TENTH day of March, June,
                                                    September and December.
Income Distribution Date                            TWENTY-FIFTH day of March,
                                                    June, September and
                                                    December.
Capital Account Record Date                         TENTH day of December.
Capital Account Distribution Date                   TWENTY-FIFTH day
                                                    of December.

--------------------------------------------------------------------------------
(1)Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof.
(2)Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.
(3)Effective on each August 5, the secondary sales charge will be reduced by
   .5 of 1% to a minimum charge of 3.0%. See "Public Offering-Offering Price"
    in Part Two.
(4)The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over five years. See "Expenses of the Trust" in Part Two and "Statement of Condition."
   Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts.

                                    PORTFOLIO

   The Baby Boomer Opportunity Trust consists of 28 different issues of Equity
Securities which are primarily actively traded, equity securities issued by companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964, commonly referred to as
"Baby Boomers." All of the Equity Securities are listed on a national securities exchange, or are traded in the over-the-counter market as of the Initial Date of
Deposit.
                              PER UNIT INFORMATION
                                                                                             1997 (1)         1998
                                                                                          ------------   ------------
Net asset value per Unit at beginning of period.........................................  $        9.79  $       13.92
                                                                                          ============   ============
Net asset value per Unit at end of period...............................................  $       13.92  $       16.05
                                                                                          ============   ============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period)......................  $        0.27  $        0.09
                                                                                          ============   ============
Distributions to Unitholders from Security sale redemption proceeds (average Units
   outstanding for entire period).......................................................  $          --  $        0.04
                                                                                          ============   ============
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at
   end of period).......................................................................  $        3,29  $        1.68
                                                                                          ============   ============
Distributions of investment income by frequency of payment
      Quarterly.........................................................................  $        0.06  $        0.08
Units outstanding at end of period......................................................      2,761,502      2,176,807

--------------------------------------------------------------------------------
(1) For the period from August 5, 1996 (date of deposit) through July 31, 1997.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen American Capital Equity Opportunity Trust, Series 38 (Baby Boomer Opportunity Trust, Series 1):
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen American Capital Equity Opportunity Trust, Series 38 (Baby Boomer Opportunity Trust, Series 1) as of July 31, 1998 and the related statements of operations and changes in net assets for the period from August 5, 1996 (date of deposit) through July 31, 1997 and the year ended July 31, 1998. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1998 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Van Kampen American Capital Equity Opportunity Trust, Series 38 (Baby Boomer Opportunity Trust, Series 1) as of July 31, 1998 and the results of operations and changes in net assets for the period from August 5, 1996 (date of deposit) through July 31, 1997 and the year ended July 31, 1998, in conformity with generally accepted accounting principles.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   September 25, 1998

         VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 38
                             Statements of Condition
                                  July 31, 1998

                                                                                                          Baby Boomer
                                                                                                          Opportunity
                                                                                                             Trust
                                                                                                         ------------
   Trust property
      Securities at market value, (cost $22,249,659) (note 1)                                              34,988,714
      Accumulated dividends                                                                                     2,362
      Receivable for securities sold                                                                           38,962
      Organizational costs                                                                                     36,271
                                                                                                         ------------
                                                                                                         $ 35,066,309
                                                                                                         ============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $     68,758
      Interest to Unitholders                                                                              34,938,014
      Redemptions payable                                                                                      59,537
                                                                                                         ------------
                                                                                                         $ 35,066,309
                                                                                                         ============

                             Analyses of Net Assets

   Interest of Unitholders (2,176,807 Units of fractional undivided interest outstanding)
      Cost to original investors of 3,065,692 Units (note 1)                                             $ 34,254,802
        Less initial underwriting commission (note 3)                                                       1,539,874
                                                                                                         ------------
                                                                                                           32,714,928
        Less redemption of 888,885 Units                                                                   12,278,591
                                                                                                         ------------
                                                                                                           20,436,337
      Undistributed net investment income
        Net investment income                                                                                 287,694
        Less distributions to Unitholders                                                                     868,348
                                                                                                         ------------
                                                                                                             (580,654)
   Realized gain (loss) on Security sale                                                                    2,433,224
   Unrealized appreciation (depreciation) of Securities (note 2)                                           12,739,055
   Distributions to Unitholders of Security sale proceeds                                                        --
   Deferred Sales Charge                                                                                      (89,948)
                                                                                                         ------------
          Net asset value to Unitholders                                                                 $ 34,938,014
                                                                                                         ============
   Net asset value per Unit (2,176,807 Units outstanding)                                                $      16.05
                                                                                                         ============

        The accompanying notes are an integral part of these statements.

                     BABY BOOMER OPPORTUNITY TRUST, SERIES 1
                            Statements of Operations
       Period from August 5, 1996 (date of deposit) through July 31, 1997 and the year ended July 31, 1998
                                                                                              1997           1998
                                                                                         ------------    ------------
Investment income
   Dividend income                                                                       $    174,994    $    209,245
   Expenses
      Trustee fees and expenses                                                                20,856          26,459
      Organizational fees                                                                       5,686          12,091
      Evaluator fees                                                                            5,534           7,121
      Supervisory fees                                                                         11,677           7,121
                                                                                         ------------    ------------
         Total expenses                                                                        43,753          52,792
                                                                                         ------------    ------------
      Net investment income                                                                   131,241         156,453
Realized gain (loss) from Security sale or redemption
   Proceeds                                                                                 4,306,789       8,710,044
   Cost                                                                                     3,413,229       7,170,380
                                                                                         ------------    ------------
      Realized gain (loss)                                                                    893,560       1,539,664
Net change in unrealized appreciation (depreciation) of Securities                          9,091,888       3,647,167
                                                                                         ------------    ------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
           FROM OPERATIONS                                                               $ 10,116,689    $  5,343,284
                                                                                         ============    ============

                    Statements of Changes in Net Assets
    Period from August 5, 1996 (date of deposit) through July 31, 1997 and the year ended July 31, 1998

                                                                                              1997           1998
                                                                                         ------------    ------------
Increase (decrease) in net assets Operations:
   Net investment income                                                                 $    131,241    $    156,453
   Realized gain (loss) on Security sale or redemption                                        893,560       1,539,664
   Net change in unrealized appreciation (depreciation) of Securities                       9,091,888       3,647,167
                                                                                         ------------    ------------
      Net increase (decrease) in net assets resulting from operations                      10,116,689       5,343,284
Distributions to Unitholders from:
   Net investment income                                                                     (660,514)       (207,834)
   Security sale or redemption proceeds                                                          --              --
Redemption of Units                                                                        (3,738,872)     (8,539,719)
Deferred Sales Charge                                                                            --           (89,948)
                                                                                         ------------    ------------
      Total increase (decrease)                                                             5,717,303      (3,494,217)
Net asset value to Unitholders
   Beginning of period                                                                        146,830      38,432,231
   Additional Securities purchased from the proceeds of Unit Sales                         32,568,098            --
                                                                                         ------------    ------------
   End of period (including undistributed net investment income of $(529,273)
      and $(580,654), respectively)                                                      $ 38,432,231    $ 34,938,014
                                                                                         ============    ============

        The accompanying notes are an integral part of these statements.

BABY BOOMER OPPORTUNITY TRUST, SERIES 1                                                  PORTFOLIO as of July 31, 1998
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    ------------------------------------------------------------------------------------ --------------
         19,919    Cisco Systems, Incoporated                                           $     95.7500   $    1,907,244
----------------------------------------------------------------------------------------------------------------------
         39,853    Coachmen Industries, Incorporated                                          21.6250          861,821
----------------------------------------------------------------------------------------------------------------------
         66,360    Compaq Computer Corporation                                                32.8750        2,181,585
----------------------------------------------------------------------------------------------------------------------
         39,147    Conseco, Incorporated                                                      42.0000        1,644,174
----------------------------------------------------------------------------------------------------------------------
         40,448    Del Webb Corporation                                                       24.8750        1,006,144
----------------------------------------------------------------------------------------------------------------------
         10,431    Delta Airlines, Incorporated                                              122.5000        1,277,798
----------------------------------------------------------------------------------------------------------------------
         18,511    First Data Corporation                                                     28.9375          535,662
----------------------------------------------------------------------------------------------------------------------
         37,646    Franklin Resources, Incorporated                                           43.5625        1,639,954
----------------------------------------------------------------------------------------------------------------------
         11,454    Gucci Group                                                                48.6250          556,951
----------------------------------------------------------------------------------------------------------------------
         34,437    Harley-Davidson, Incorporated                                              39.6250        1,364,566
----------------------------------------------------------------------------------------------------------------------
         27,162    Hilton Hotels Corporation                                                  25.1875          684,143
----------------------------------------------------------------------------------------------------------------------
         31,861    ING Groep NV                                                               74.8750        2,385,592
----------------------------------------------------------------------------------------------------------------------
         18,870    Intel Corporation                                                          84.3750        1,592,156
----------------------------------------------------------------------------------------------------------------------
         28,794    K2, Incorporated                                                           19.0000          547,086
----------------------------------------------------------------------------------------------------------------------
         27,468    Marriott International, Incorporated                                       32.5000          892,710
----------------------------------------------------------------------------------------------------------------------
         26,933    Mentor Corporation                                                         20.2500          545,393
----------------------------------------------------------------------------------------------------------------------
         11,294    Merck & Company, Incorporated                                             123.3125        1,392,691
----------------------------------------------------------------------------------------------------------------------
         23,943    Microsoft Corporation                                                     109.9375        2,632,234
----------------------------------------------------------------------------------------------------------------------
         30,464    Mirage Resorts, Incorporated                                               21.5000          654,976
----------------------------------------------------------------------------------------------------------------------
         27,947    Oracle Corporation                                                         26.5000          740,596
----------------------------------------------------------------------------------------------------------------------
         33,301    Petco Animal Supplies, Incorporated                                        10.3750          345,498
----------------------------------------------------------------------------------------------------------------------
         20,563    Pfizer, Incorporated                                                      110.0000        2,261,930
----------------------------------------------------------------------------------------------------------------------
         26,084    Service Corporation International                                          37.8750          987,931
----------------------------------------------------------------------------------------------------------------------
          3,445    Sodexho Marriott Services, Incorporated                                    30.2500          104,211
----------------------------------------------------------------------------------------------------------------------
         34,957    SunAmerica, Incorporated                                                   61.4375        2,147,671
----------------------------------------------------------------------------------------------------------------------
         20,487    Tiffany & Company                                                          42.9375          879,661
----------------------------------------------------------------------------------------------------------------------
         49,814    T. Rowe Price Associates                                                   35.5000        1,768,397
----------------------------------------------------------------------------------------------------------------------
         27,487    Worldcom, Incorporated                                                     52.7500        1,449,939
---------------                                                                                         --------------
        789,080                                                                                         $   34,988,714
===============                                                                                         ==============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

         VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 38
                          Notes to Financial Statements
                             July 31, 1997 and 1998
--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if no such price exists or if the Equity Securities are not listed, at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national or foreign securities exchange or the relevant stock exchanges, on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value determined in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   Organizational Costs - The trust will bear all or a portion of its organizational costs, which will be deferred and amoritized over the life of the Trust.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at July 31, 1998 is as follows:

   Unrealized Appreciation         $14,478,132
   Unrealized Depreciation          (1,739,077)
                                   -----------
                                   $12,739,055
                                   ===========
NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust, valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate offering price of the Securities Effective on each August 5, commencing August 5, 1998, the secondary sales charge will instead include only a one-time initial sales charge of 4.0% of the Public Offering Price and will decrease by .5 of 1% on each subsequent August 5, to a minimum sales charge of 3.0%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent or Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the periods ended July 31, 1997 and 1998, 304,190 and 584,695 Units, respectively, were presented for redemption.

 Baby Boomer Opportunity Trust                               Prospectus Part Two
--------------------------------------------------------------------------------

   The Fund. Van Kampen American Capital Equity Opportunity Trust, Van Kampen Equity Opportunity Trust or Van Kampen Focus Portfolios (the "Fund" ) are comprised of separate and distinct unit investment trusts, including series of the Baby Boomer Opportunity Trust (the "Trust"). The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed portfolio of equity securities issued by companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964, commonly referred to as the "Baby Boomers" ("Equity Securities" or "Securities" ). See "Trust Portfolio" . Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Financial Information" in Part One and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   Attention Foreign Investors. If you are not a United States citizen or resident, distributions from the Trust will generally be subject to U.S. Federal withholding taxes; however, under certain circumstances treaties between the United States and other countries may reduce or eliminate such withholding tax. See "Federal Taxation." Such investors should consult their tax advisers regarding the imposition of U.S. withholding on distributions.

   Objective of the Trust..The objective of the Trust is to provide the potential for capital appreciation and income, consistent with the preservation of invested capital, by investing in a portfolio of equity securities of companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964. See "Objectives and Securities Selection." There is, of course, no guarantee that the objective of the Trust will be achieved.

   Public Offering Price. The Public Offering Price of the Units of the Trust includes the aggregate underlying value of the Securities in the Trust's portfolio, the applicable sales charge described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. For sales charges in the secondary market, see "Public Offering." The minimum purchase is 100 Units except for certain transactions described under "Public Offering."

   Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of principal.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

     Both parts of this Prospectus should be retained for future reference.
         This Prospectus is dated as of the date of the Prospectus Part
                    I accompanying this Prospectus Part II.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Dividend and Capital Distributions. Distributions of dividends and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Gross dividends received by the Trust will be distributed to Unitholders. Expenses of the Trust will be paid with proceeds from the sale of Securities. For the consequences of such sales, see "Federal Taxation" . Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

   Secondary Market for Units. Although not obligated to do so, the Sponsor intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. A Unitholder tendering 1,000 or more Units for redemption may request a distribution of shares of Securities (reduced by customary transfer and registration charges) in lieu of payment in cash. See "Rights of Unitholders--Redemption of Units."

   Termination. Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 1,000 Units of the Trust, rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, together with surrendered certificates if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   Reinvestment Option. Unitholders of any Van Kampen unit investment trust may utilize their redemption or termination proceeds to purchase units of any other Van Kampen trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders also have the opportunity to have their distributions reinvested into additional Units of the Trust, if Units are available at the time of reinvestment, or into an open-end management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

   Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of the financial condition of the issuers, the general condition of the stock market and volatile interest rates.
See "Risk Factors" and "Trust Portfolio."

 THE TRUST

   The Fund is comprised of separate and distinct unit investment trusts, including series of the Baby Boomer Opportunity Trust. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee or their predecessors.

   The Trust offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of actively traded equity securities issued by companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964, commonly referred to as "Baby Boomers." Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities.

   On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Securities, including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

   Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

 OBJECTIVES AND SECURITIES SELECTION

   The Trust seeks to increase the value of your Units over time and provide dividend income by investing in a portfolio of common stocks of companies that we believe will benefit from demographic trends associated with the Baby Boomer generation. In selecting stocks for the portfolio, we considered the extent to which the companies provide goods or services to Baby Boomers.

   The Baby Boomer Generation. Baby Boomers represent more than one-third of all Americans. The Baby Boom generation includes the 76 million Americans born between 1946 and 1964. Baby Boomers began turning 50 years old in 1996. Approximately every seven seconds of every day for the following ten years a Baby Boomer will turn 50. Estimates show that the number of people between 50 and 64 will almost double over the fifteen years following 1996.

   The needs and desires of this generation are significant concerns of many businesses. For example, when the first Baby Boomers arrived, the diaper industry prospered. When they took their first steps, the shoe industry grew. When Baby Boomers started families, the construction industry prospered because schools and larger houses had to be built. When they focused on their careers in the 1980s, publications like The Wall Street Journal and Fortune experienced significant growth.

   As Baby Boomers move into their fifties, we expect them to continue to make significant changes in their lifestyles. We expect this will continue to impact the American economy. We believe Baby Boomers will make concrete plans for retirement, have more leisure time, and use computers at home to communicate, plan and shop. We also expect their health care concerns will become increasingly important. As a result, we selected companies that we believe are in a solid position to benefit from these shifting American demographics. The Trust targets companies from the following economic sectors:

     o Entertainment     o Leisure
     o Financial         o  Real Estate
     o Healthcare        o  Technology

   Equity Investing. Many acknowledge stocks as one of the best ways to increase the value of assets and stay ahead of inflation over the long term. A single dollar invested in common stocks (represented by the Standard & Poor's 500 Index) in 1926 would have been worth $1,828.33 by December 31, 1997. Inflation (represented by the Consumer Price Index) would have increased the cost of a dollar's worth of goods to $9.00 over that time period. A single dollar invested in long-term U.S. government bonds would have grown to $39.07 over this period. That same dollar invested in short-term U.S. Treasury Bills would have grown to $14.25.

   This represents past performance of these asset categories. These figures do not guarantee or predict future results of these categories or the Trust. If you buy Units, you will pay a sales charge and expenses that are not reflected in these figures. While stocks have generally exhibited higher returns than other asset classes in the past, they also involve greater risk.

   General. An investor will be subject to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Federal Taxation" ). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   Investors should note that the above criteria were applied to the Equity Securities selected for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to the Initial Date of Deposit, the Securities may no longer meet such criteria. Should an Equity Security no longer meet such criteria, such Equity Security will not, simply as a result of such fact, be removed from the portfolio of the Trust.

   Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration" ). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Securities were selected by the Sponsor as of the Initial Date of Deposit. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

 TRUST PORTFOLIO

   The Trust consists of Equity Securities which are primarily issued by companies from a variety of industries expected to benefit from demographic trends associated with those born between 1946 and 1964, commonly referred to as the "Baby Boomers" . All of the Equity Securities are listed on a national securities exchange, the NASDAQ National Market System or are traded in the over-the-counter market.

   General. The Trust consists of (a) the Securities listed under " Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will in most cases be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration--Portfolio Administration." Equity Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

 RISK FACTORS

   An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Certain of the issuers may currently be in arrears with respect to preferred stock dividend payments. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in the portfolio may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit or at the time a Unitholder purchases Units.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

   As described under "Trust Operating Expenses," all of the expenses of the Trust will be paid from the sale of Securities from the Trust. It is expected that such sales will be made at the end of the initial offering period and each month thereafter through termination of the Trust. Such sales will result in capital gains and losses and may be made at times and prices which adversely affect the Trust. For a discussion of the tax consequences of such sales, see "Federal Taxation."

   Unitholders will be unable to dispose of any of the Equity Securities in the portfolio, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor. In the absence of any such instructions by the Sponsor, the Trustee will vote such stocks so as to insure that the stocks are voted as closely as possible in the same manner and the same general proportion as are shares held by owners other than the Trust.

 FEDERAL TAXATION

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units of the Trusts. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code")). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Security is equity for federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from the Trust asset when such income is considered to be received by the Trust.

   2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of the deferred sales charge. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automati cally reinvested.

   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid by a corporation with respect to an Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain, except in the case of a dealer or a financial institution. A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

   Deferred Sales Charge. Generally, the tax basis of a Unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge for the Trust is deferred. The income (or proceeds from redemption) a Unitholder must take into account for federal income tax purposes is not reduced by amounts deducted to pay the deferred sales charge. Unitholders should consult their own tax advisers as to the income tax consequences of the deferred sales charge.

   Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation. Unitholders should consult with their own tax advisers regarding the deductibility of Trust expenses.

   Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. The legislation is generally effective retroactively for amounts properly taken into account on or after January 1, 1998. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all Securities represented by a Unit.

   The Taxpayer Relief Act of 1977 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not of loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units", under certain circumstances a Unitholder tendering Units for redemption may request an in kind distribution. A Unitholder may also under certain circumstances request an in kind distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for federal income tax purposes. The receipt of an in kind distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

   The potential tax consequences that may occur under an in kind distribution with respect to each Security held by the Trust will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of Security held by the Trust.

   Because the Trust will own many Securities, a Unitholder who requests an in kind distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust.

   Unitholders who request an in kind distribution are advised to consult their tax advisers in this regard.

   Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder of his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

   General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporations for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

 TRUST OPERATING EXPENSES

   Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all Series of the Fund and to any other unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen Investment Advisory Corp., shall receive the annual per Unit evaluation fee set forth under "Summary of Essential Financial Information" in Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. The foregoing fees are payable as described under "General" below. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Securities as described under "Public Offering--Sponsor Compensation."

   Trustee's Fee. For its services the Trustee will receive the annual per Unit fee from the Trust set forth under "Summary of Essential Financial Information" in Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable as described under "General" below. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

   Miscellaneous Expenses. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over a five year period. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or willful misconduct on its part, (g) accrual of costs associated with liquidating securities and (h) expenditures incurred in contacting Unitholders upon termination of the Trust. The expenses set forth herein are payable as described under "General" below.

   General. The fees and expenses of the Trust will accrue on a daily basis and will be charged to the Trust, in arrears, on a monthly basis as of the tenth day of each month. The fees and expenses are payable out of the Capital Account. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. It is expected that the balance in the Capital Account will be insufficient to provide for amounts payable by the Trust and that Equity Securities will be sold from the Trust to pay such amounts. These sales will result in capital gains or losses to Unitholders. See "Federal Taxation" .

 PUBLIC OFFERING

   General. Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate underlying value of the Securities in the Trust's portfolio, the sales charge described below, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The sales charge for secondary market transactions is described under "Summary of Essential FInancial Information" in Part One and will generally be reduced by .5 of 1% annually to a minimum sales charge of 3.5%.

   Any sales charge reduction will primarily be the responsibility of the selling broker, dealer or agent. Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the primary or secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering--Unit Distribution" ) by
(1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouse or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the total sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall also include the proportionate share of any cash held in the Capital Account. This computation produced a gross underwriting profit equal to the total sales charge. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Securities in the Trust prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. After the close of business on the day before the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. The Sponsor currently does not intend to maintain a secondary market during the last six months of a Trust's life.

   The value of the Equity Securities is determined on each business day by the Evaluator in the following manner: If the Equity Securities are listed on a national securities exchange this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify the Units for sale in a number of states. Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. For secondary market transactions, the concession or agency commission will amount to 70% of the sales charge applicable to the transaction. The breakpoint concession or agency commission are applied on either a Unit or a dollar basis utilizing a breakpoint equivalent of $10 per Unit and will be applied on whichever basis is more favorable to the broker-dealer. The breakpoints will be adjusted to take into consideration purchase orders stated in dollar which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units except as stated herein. In connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Sponsor Compensation. The Sponsor will receive a gross sales commission equal to the total sales charge imposed on Units, less any reduced sales charge (as described under "General" above). Any discount provided to investors will be borne by the selling broker, dealer or agent as indicated under "General" above.

   In addition, the Sponsor realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Sponsor and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio. The Sponsor may further realize additional profit or loss as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor.

   Broker-dealers of the Trust, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.

   A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to maintain a secondary market for Units of the Trust for the period indicated. In so maintaining a market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   Public Market. Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. It is the current intention of the Sponsor not to maintain a market for Units during the final six months of the Trust's life. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units." A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans.

 RIGHTS OF UNITHOLDERS

   Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by certificates unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be in book entry form. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program (" STAMP" ) or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account of the Trust. Proceeds from the sale of Securities to meet redemptions of Units shall be segregated within the Capital Account from proceeds from the sale of Securities made to satisfy the fees, expenses and charges of the Trust.

   The Trustee will distribute any income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units, pay the deferred sales charge or pay fees and expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   As of the tenth day of each month, the Trustee will deduct from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   Reinvestment Option. Unitholders of the Trust may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in additional Units of the Trust (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in the reinvestment plan, a Unitholder may either contact his or her broker or agent or file with the Trustee a written notice of election at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder.

   Reinvestment plan distributions may be reinvested in Units already held in inventory by the Sponsor (see "Public Offering--Public Market") or, until such time as additional Units cease to be issued by the Trust (see "The Trust" ), distributions may be reinvested in such additional Units. If Units are unavailable in the secondary market, distributions which would otherwise have been reinvested shall be paid in cash to the Unitholder on the applicable Distribution Date.

   Purchases of additional Units made pursuant to the reinvestment plan will be made based on the net asset value for Units of the Trust as of the Evaluation Time on the related Distribution Dates. Under the reinvestment plan, the Trust will pay the Unitholder's distributions to the Trustee which in turn will purchase for such Unitholder full and fractional Units of the Trust and will send such Unitholder a statement reflecting the reinvestment.

   Unitholders may also elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in shares of certain Van Kampen or Morgan Stanley mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds" .

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trust. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen Funds Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of income, capital gains and/or capital on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above. Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate the reinvestment plan at any time.

   Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) a statement as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) a statement as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year;
(iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders tendering 1,000 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distributions") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above. For the tax consequences related to an In Kind Distribution see "Federal Taxation."

   To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts. On the Initial Date of Deposit, the Public Offering Price per Unit (which includes the sales charge) exceeded the values at which Units could have been redeemed by the amounts shown under "Summary of Essential Financial Information" in Part One. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Equity Securities trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued sales charges or expenses of the Trust. The Evaluator may determine the value of the Equity Securities in the Trust in the following manner: if the Equity Securities are listed on a national securities exchange this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

 TRUST ADMINISTRATION

   Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   Portfolio Administration. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Trust, however, will not be managed. The Trust Agreement, however, provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Therefore, except as stated under "Trust Portfolio" for failed securities and as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited. Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Equity Securities) are credited to the Capital Account for distribution to Unitholders or to pay fees and expenses of the Trust.

   As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

   To the extent practicable, the Supervisor may (but is not obligated to) designate Securities to be sold by the Trustee in order to maintain the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Trust Units then outstanding or by the Trustee when the value of the Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in "Summary of Essential Financial Information" in Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

   Commencing nine business days before, but no later than, the Mandatory Termination Date, the Trustee may begin to sell Securities in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 1,000 Units and those not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

   MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.

   Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1997, the total stockholders' equity of Van Kampen Funds Inc. was $132,381,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   As of September 30, 1997, the Sponsor and its Van Kampen affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen Funds Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Fund. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided" ). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

 OTHER MATTERS

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel for the Trustee.

   Independent Certified Public Accountants. The financial statements included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants


                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 38, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 23rd day of November, 1998.

                         Van Kampen American Capital Equity Opportunity Trust, Series 38
                                                          (Registrant)

                         By Van Kampen Funds Inc.
                                                           (Depositor)

                         By Gina Costello
                            Assistant Secretary

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on November 23, 1998 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief           )
                        Executive Officer          )

John H. Zimmerman     President and Chief Operating)
                        Officer                    )

Ronald A. Nyberg      Executive Vice President and )
                        General Counsel            )

William R. Rybak      Senior Vice President and    )
                        Chief Financial Officer    )

Gina Costello                                      (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and Van Kampen American Capital Equity Opportunity Trust, Series 87 (File No. 333-44581) and the same are hereby incorporated herein by this reference.